Core Deposit Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization Expense [Line Items]
Amortization Expenses	$ 130,000	$ 135,000	$ 140,000
Core deposit intangible	0	0	0
Core Deposits [Member]
Amortization Expense [Line Items]
Amortization Expenses	$ 130,000	$ 135,000	$ 140,000
Asset Amortized over an estimated life	10 years